Investments	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Investments
9.	Investments

	2021			2020
	Current	Non Current	Total	Current	Non Current	Total
Investment at amortised cost
Time deposits	$382,000	$103,000	$485,000	$430,000	$80,000	$510,000
Bonds	300,630	96,966	397,596	341,854	39,796	381,650

	682,630	199,966	882,596	771,854	119,796	891,650
Allowance for expected credit losses	(1,016)	(296)	(1,312)	(1,038)	(179)	(1,217)

	681,614	199,670	881,284	770,816	119,617	890,433
Investment at fair value through profit or loss
Investment funds	124,726	—	124,726	—	—	—

	$806,340	$199,670	$1,006,010	$770,816	$119,617	$890,433

Time deposits earned interest based on rates determined by the banks in which the instruments are held. The use of these instruments depends on the cash requirements of the Company. Time deposits with a contractual maturity of less than 365 days, bear interest at rates ranging between 0.22% and 4.25% (2020: between 0.27% and 4.38%), and those with a contractual maturity of more than 365 days have rates ranging between 0.60% and 2.41% (2020: between 1.20% and 4.25%).
The Company acquired bonds with semiannual interest payment, the effective interest rates of these investments ranging between 0.15% and 5.75% (2020: between 0.21% and 3.32%).
All of the investments at amortized cost are denominated in U.S. dollar, as a result, there is no exposure to foreign currency risk. There is also no exposure to price risk as the investments will be held to maturity.
The information about the expected credit loss over these financial assets is disclosed in note 28.3.
Investments at fair value through profit or loss (“FVPL”) include investments in listed equity shares of an Investment fund. Fair values of these equity shares are determined by reference to published price quotations in an active market. During 2021, the Company recognize a net loss on instruments at FVPL of $0.3 million recorded under “Other net non-operating
expense” in the accompanying consolidated statement of profit or loss.
For information about the methods and assumptions used in determining fair value see 28.6.